Tax situation (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets, net
Deferred tax assets	$ 43,129	$ 25,881
Minera Yanacocha SRL and subsidiary [Member]
Deferred income tax assets, net
Deferred tax assets	947,802	896,842
Allowance of deferred income tax asset	(947,802)	(896,842)
Net deferred income tax asset	0	0
Minera Yanacocha SRL and subsidiary [Member] | Property, plant and mine development [Member]
Deferred income tax assets, net
Deferred tax assets	571,210	608,783
Minera Yanacocha SRL and subsidiary [Member] | Reclamation [Member]
Deferred income tax assets, net
Deferred tax assets	233,843	160,261
Minera Yanacocha SRL and subsidiary [Member] | Accounts payable and accrued expenses [Member]
Deferred income tax assets, net
Deferred tax assets	78,241	64,703
Minera Yanacocha SRL and subsidiary [Member] | Inventory [Member]
Deferred income tax assets, net
Deferred tax assets	61,435	60,018
Minera Yanacocha SRL and subsidiary [Member] | Other [Member]
Deferred income tax assets, net
Deferred tax assets	$ 3,073	$ 3,077